Other Income - Schedule of other income (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Other Income [Abstract]
Grant income	£ 468	£ 1,149	£ 1,339	£ 1,690
R&D expenditure credits	772	603	2,851	1,314
Other income	£ 1,240	£ 1,752	£ 4,190	£ 3,004